Note 22 - Financial Instruments (Details Textual) - USD ($) $ in Millions	Dec. 31, 2019	Apr. 30, 2017
Contingent Consideration Liability [Member]
Fair Value Inputs, Weighted Average Discount Rate Increase	2.00%
Reduction in Fair Value of Contingent Consideration Liability	$ 2.8
Minimum [Member] | Measurement Input, Discount Rate [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input	0.038
Measurement Inputs, Contingent Consideration, Data Point Concentration	3.80%
Maximum [Member] | Measurement Input, Discount Rate [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input	0.085
Measurement Inputs, Contingent Consideration, Data Point Concentration	8.20%
Weighted Average [Member] | Measurement Input, Discount Rate [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input	0.056
Interest Rate Swap [Member]
Derivative Asset, Notional Amount	$ 100.0	$ 100.0
Derivative, Fixed Interest Rate	2.7205%	1.897%